Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net Sales	$ 346,144	$ 1,926,405
Cost of Goods Sold	298,996	1,687,857
Gross Profit	47,148	238,548
Operating Expenses
General and administrative	201,929	238,841
Sales and marketing	148,008	50,159
Professional fees	679,654	515,279
Loss (gain) on foreign exchange	3,796	(27,881)
Total operating expenses	1,033,387	776,398
Loss from operations	(986,239)	(537,851)
Other Income (Expense)
Interest expense (Note 8)	(386,249)	(71,961)
Gain (loss) on settlement of debt	184,868	250,778
Total other (expense)	(201,381)	178,817
Net Loss	(1,187,620)	(359,034)
Other Comprehensive Loss
Foreign currency translation adjustment		(4,967)
Comprehensive Loss	$ (1,187,620)	$ (364,001)
Loss per Share (basic and diluted)	$ (0.02)	$ (0.01)
Weighted Average Number of Shares (basic and diluted)	54,690,611	36,824,519